401(k) Plan (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan [Abstract]
Retirement contributions	$ 145	$ 175